GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

The following table presents goodwill by reporting unit (in thousands):

	North American Brokerage	One Real Title	One Real Mortgage	Total
Balance at December 31, 2025	$602	$7,670	$721	$8,993

Accumulated Impairment Loss at December 31, 2025	$—	$723	$—	$723